Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Cash flows from operating activities
Net loss	$ (6,789)	$ (7,525)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on modification of operating leases	(3,281)	0
Depreciation expense	8,350	8,086
Non-cash operating lease expense	5,594	5,252
Paid-in-kind interest	3,430	0
Operating lease tenant allowances	(42)	7,727
Stock based compensation	1,178	295
Gain on change in fair value of warrant liabilities and other	(26,633)	0
Gain on extinguishment of debt	0	(8,355)
Amortization of debt issuance costs	1,951	246
Impairment loss	0	2,363
Accounts receivable	173	(431)
Inventories	(147)	(99)
Prepaid expenses and other current assets	(1,034)	(250)
Operating right-of-use asset	(5,548)	0
Other long-term assets	(3,586)	0
Accrued occupancy costs	(5,556)	(3,595)
Other accrued liabilities	80	(662)
Operating lease liabilities	(6,162)	(7,632)
Net cash used in operating activities	(32,682)	(12,040)
Cash flows from investing activities
Purchase of property and equipment	(22,128)	(12,987)
Net cash used in investing activities	(22,128)	(12,987)
Cash flows from financing activities
Proceeds from stock option exercises	0	66
Proceeds from warrant exercises	1	0
Proceeds from warrant issuances	24,592	3,758
Proceeds from issuance of redeemable convertible preferred stock, net	19,843	200
Payment of transaction costs related to reverse recapitalization and registration statements	(23,864)	0
Principal payments on long-term notes payable	(1,429)	(6,144)
Proceeds from the Oaktree Tranche 2 Loan	1,012	0
Debt issuance costs	(773)	(2,304)
Redemption of long-term notes payable	0	(100)
Proceeds from long-term notes payable, net	40,163	29,080
Net cash provided by financing activities	59,545	24,556
Net change in cash, cash equivalents and restricted cash	4,735	(471)
Cash, cash equivalents and restricted cash - beginning of period	8,436	8,907
Cash, cash equivalents and restricted cash - end of period	13,171	8,436
Supplemental disclosures of cash flow information
Cash paid for interest	10,508	1,428
Cash paid for income taxes	109	96
Supplemental disclosures of non-cash operating, investing and financing activities
Forfeiture of accrued interest in connection with the conversion of long-term notes payable	890	0
Reclassification of liability-classified warrants	940	0
Transaction costs incurred in connection with the reverse recapitalization and registration statements but not yet paid	596	0
Transfer of warrants related to business combination	29,824	0
Increase in operating lease right-of-use assets	14,018	7,580
Non-cash finance obligation	2,805	0
Non-cash capital expenditures included in accounts payable	654	9,924
Change in the redemption amount of the redeemable convertible preferred stock	1,423	0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock	878	0
Redeemable Convertible Preferred Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Debt converted	0	1,050
Common Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Debt converted	5,137	0
Preferred Stock (as converted to common stock)
Supplemental disclosures of non-cash operating, investing and financing activities
Conversion of stock	75,501	0
Legacy Pinstripes Common Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Conversion of stock	180	0
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	4,056	(7,551)
Related Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	$ 1,284	$ 91